Cash Flow Information (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Cash Flow Information Details Narrative
Non-cash investing activities related to costs associated with vessels under construction	$ 2,062
non-cash operating activities related to deferred financing cost	528
Transfer from vessel under construction to vessels	66,514
Interest Capitalized	$ 125